[logo] PIONEER Investments(R)







                                                 May 3, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust II (the "Trust")
          (File Nos. 333-110037 and 811-21460)
          CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of (i) Class A, B and C prospectus, Class R prospectus, Class Y prospectus and multi-class statement of additional information ("SAI")for Pioneer AmPac Growth Fund, a series of the Trust (ii) Class A, B and C prospectus, Class R prospectus, Class Y prospectus and SAI for Pioneer Small and Mid Cap Growth Fund, a series of the Trust (iii) Class A, B and C prospectus, Class R prospectus and SAI for Pioneer Growth Leaders Fund, a series of the Trust, (iv) Class A, B and C prospectus, Class Y prospectus and SAI for Pioneer Growth Opportunities Fund, a series of the Trust, (v) Class A, B and C prospectus and SAI for Pioneer AMT-Free Municipal Fund, a series of the Trust,
(vi) Class A, B and C prospectus and SAI for Pioneer AMT-Free CA Municipal Fund, a series of the Trust and (vii) Class A, B and C prospectus and SAI for Pioneer Tax Free Money Market Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 12 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001265389-06-000020) on April 28, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4942.
                                                 Very truly yours,


                                                 /s/ Gary A. Ashjian
                                                     Gary A. Ashjian




cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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